Nationwide High Yield Bond Fund Summary Prospectus November 19, 2012

Class/Ticker A GGHAX C GHHCX Institutional Class GGYIX Institutional Service Class GGYSX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus, dated July 6, 2012 (as revised November 19, 2012), and Statement of Additional Information, dated July 6, 2012 (as revised November 19, 2012), are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to provide high current income, as well as capital growth when consistent with high current income.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 17 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 61 of the Statement of Additional Information.

	Class A Shares	Class C Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	0.75%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses[1]	0.49%	0.39%	0.64%	0.39%
Total Annual Fund Operating Expenses	1.29%	1.69%	1.19%	0.94%
Fee Waiver/Expense Reimbursement[2]	(0.19)%	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.10%	1.50%	1.00%	0.75%

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 0.75% until at least February 28, 2014. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. Information about administrative services fees can be found in “Investing with Nationwide Funds” on page 20 of this Prospectus.

SP-HYB 11/12

Summary Prospectus November 19, 2012	1	Nationwide High Yield Bond Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$532	$799
Class C shares	228	514
Institutional Service Class shares	102	359
Institutional Class shares	77	281

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years
Class C shares	$153	$514

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of the predecessor fund (June 30, 2012), the portfolio turnover rate was 50% of the average value of its portfolio. See the section entitled “Performance” for more information about the predecessor fund.

Principal Investment Strategies

The Fund invests in a portfolio of higher-yielding, lower-rated fixed-income securities issued by foreign and U.S. companies. Under normal conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in high-yield bonds. High-yield bonds are lower-rated or non-investment grade, and often are referred to as “junk bonds.” Such securities are considered to be of poorer quality and predominantly speculative. High-yield bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

The Fund may invest in fixed-income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. Investments in fixed-income securities may include, but are not limited to, mortgage-backed securities and asset-backed securities. Up to 25% of the Fund’s total assets may be invested in foreign securities, which may include securities of issuers in emerging market countries. The Fund may also invest in currency futures and forward foreign currency exchange contracts, which are derivatives, in order to hedge against international currency exposure. In addition, these derivatives may be used for investment (non-hedging) purposes to earn income, to enhance returns, to replace more traditional direct investments, to obtain exposure to certain markets, or to establish net short positions for individual currencies.

The Fund invests in securities that the subadviser expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer’s financial condition and credit rating. In selecting securities, the subadviser uses a quantitative and qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates), as well as certain quantitative factors, such as historical operating results, calculation of credit ratios and expected future outlook, may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities, assessing management strength, market position, competitive environment and financial flexibility.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

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Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risks –through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Derivatives risk – the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying currency or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying bond.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Performance

The returns presented for the Fund reflect the performance of the UBS High Yield Fund, a former series of The UBS Funds (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Predecessor Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Predecessor Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 30-day yield.

Annual Total Returns – Institutional Class Shares

(Years Ended December 31,)

Total return January 1 – September 30, 2012:     11.60%

Best quarter during calendar years shown – 2Q 2009:     19.58%

Worst quarter during calendar years shown – 4Q 2008:     -16.49%

After-tax returns are shown in the table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Institutional Service Class shares have not completed a year of performance as of the date of this Prospectus. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Institutional Class shares.

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Average Annual Total Returns

For the Periods Ended December 31, 2011

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	-2.01%	4.41%	6.53%
Class C shares – Before Taxes[1]	1.19%	4.81%	6.46%
Institutional Class shares – Before Taxes	2.48%	5.57%	7.26%
Institutional Class shares – After Taxes on Distributions	-0.24%	2.35%	3.98%
Institutional Class shares – After Taxes on Distributions and Sales of Shares	1.61%	2.78%	4.20%
Institutional Service Class shares – Before Taxes	2.48%	5.57%	7.26%
BofA Merrill Lynch US High Yield Cash Pay Constrained Index (The Index does not pay sales charges, fees or expenses.)	4.49%	7.43%	8.66%

1	Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (the “Adviser”)

Subadviser

UBS Global Asset Management (Americas) Inc. (“UBS AM”)

Portfolio Manager

Portfolio Manager	Title	Length of Service
Craig Ellinger	Managing Director, UBS AM	Since 2000
Matthew Iannucci	Executive Director, UBS AM	Since 1996

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, C: $2,000
Institutional Service Class: $50,000
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Classes A, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, C: $100
Institutional Service Class, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, C): $50

In general, you can buy or sell (redeem) shares of the Funds by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor Milwaukee, WI 53202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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